Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2010 Portfolio

September 30, 2019

VIPF2010-QTLY-1119
1.822344.114

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	286,146	$9,694,619
VIP Equity-Income Portfolio Initial Class (a)	450,782	10,156,114
VIP Growth & Income Portfolio Initial Class (a)	571,431	11,594,328
VIP Growth Portfolio Initial Class (a)	139,455	9,916,625
VIP Mid Cap Portfolio Initial Class (a)	91,505	2,823,852
VIP Value Portfolio Initial Class (a)	508,932	7,455,857
VIP Value Strategies Portfolio Initial Class (a)	297,253	3,650,270
TOTAL DOMESTIC EQUITY FUNDS
(Cost $36,954,984)		55,291,665

International Equity Funds - 17.7%
VIP Emerging Markets Portfolio Initial Class (a)	1,997,783	23,234,211
VIP Overseas Portfolio Initial Class (a)	1,529,372	32,988,549
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $43,288,384)		56,222,760

Bond Funds - 48.8%
Fidelity Inflation-Protected Bond Index Fund (a)	2,890,784	29,457,088
Fidelity Long-Term Treasury Bond Index Fund (a)	544,700	8,099,685
VIP High Income Portfolio Initial Class (a)	1,143,944	6,326,012
VIP Investment Grade Bond Portfolio Initial Class (a)	8,257,269	110,647,399
TOTAL BOND FUNDS
(Cost $146,256,072)		154,530,184

Short-Term Funds - 16.1%
VIP Government Money Market Portfolio Initial Class 1.8% (a)(b)
(Cost $50,879,985)	50,879,985	50,879,985
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $277,379,425)		316,924,594
NET OTHER ASSETS (LIABILITIES) - 0.0%		(58,828)
NET ASSETS - 100%		$316,865,766

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$26,944,479	$4,506,528	$4,049,541	$90,401	$58,294	$1,997,328	$29,457,088
Fidelity Long-Term Treasury Bond Index Fund	16,064,831	3,142,437	14,263,032	337,299	1,798,202	1,357,247	8,099,685
VIP Contrafund Portfolio Initial Class	11,143,332	2,245,751	4,447,634	1,348,433	341,493	411,677	9,694,619
VIP Emerging Markets Portfolio Initial Class	17,870,664	5,798,831	3,453,019	--	113,661	2,904,074	23,234,211
VIP Equity-Income Portfolio Initial Class	11,688,933	1,792,470	4,557,360	813,247	71,217	1,160,854	10,156,114
VIP Government Money Market Portfolio Initial Class 1.8%	44,438,615	10,277,612	3,836,242	767,360	--	--	50,879,985
VIP Growth & Income Portfolio Initial Class	13,324,664	2,803,344	5,274,692	1,452,018	519,460	221,552	11,594,328
VIP Growth Portfolio Initial Class	11,386,681	1,775,946	4,734,370	764,776	1,084,551	403,817	9,916,625
VIP High Income Portfolio Initial Class	5,754,870	529,316	602,028	51,401	(19,070)	662,924	6,326,012
VIP Investment Grade Bond Portfolio Initial Class	83,971,336	27,495,883	8,141,549	380,747	56,547	7,265,182	110,647,399
VIP Mid Cap Portfolio Initial Class	3,239,460	733,511	1,261,149	366,195	(28,430)	140,460	2,823,852
VIP Overseas Portfolio Initial Class	26,238,744	7,760,646	4,437,346	1,001,977	70,891	3,355,614	32,988,549
VIP Value Portfolio Initial Class	8,579,645	1,314,090	3,475,005	573,808	255,156	781,971	7,455,857
VIP Value Strategies Portfolio Initial Class	4,189,520	781,866	1,794,169	423,969	57,218	415,835	3,650,270
Total	$284,835,774	$70,958,231	$64,327,136	$8,371,631	$4,379,190	$21,078,535	$316,924,594

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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